Commitments (Details) ₪ / shares in Units, ₪ in Thousands	1 Months Ended	12 Months Ended
	Feb. 16, 2021 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2020 ILS (₪) shares	Feb. 16, 2021 ₪ / shares shares
Commitments (Details) [Line Items]
Annual bonus | ₪		₪ 360	₪ 360
Monthly compensation | $	$ 90
VAT rate				12.00%
ShareBasedCompensationSharesOptionsExercisable				126,000
Exercise price per share | ₪ / shares				₪ 36
Vest period	4 years
Ordinary shares [member]
Commitments (Details) [Line Items]
Ordinary shares granted			232,000